Significant Accounting Policies - Foreign Currencies (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / € $ / $ € / $ $ / $ ₱ / $ S/ / $ C$ / $ Q / $ $ / $ ₡ / $ $ / $ $ / $ R$ / $ $ / $	Dec. 31, 2019 MXN ($) $ / € $ / $ € / $ $ / $ ₱ / $ S/ / $ C$ / $ Q / $ $ / $ ₡ / $ $ / $ $ / $ R$ / $ $ / $	Dec. 31, 2018 MXN ($) € / $ $ / $ ₱ / $ S/ / $ C$ / $ Q / $ $ / $ ₡ / $ $ / $ $ / $ R$ / $ $ / $	Apr. 09, 2021 $ / € $ / $
Disclosure of significant accounting policies [line items]
Goodwill recognised as of acquisition date | $	$ 0
Interest income on loans and receivables | $	$ 0	$ 0	$ 0
Exchange Rate as of	19.8920
Impairment charge, intangibles | $	$ 375
Guatemala, Quetzal [member] | Guatemala [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Quetzal
Average Exchange Rate for | Q / $	2.78	2.50	2.56
Exchange Rate as of | Q / $	2.56	2.45
Costa Rica, Colon [member] | Costa Rica [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colon
Average Exchange Rate for | ₡ / $	0.04	0.03	0.03
Exchange Rate as of | ₡ / $	0.03	0.03
USD
Disclosure of significant accounting policies [line items]
Exchange Rate as of	19.9487	18.8452		20.1765
USD | Panama [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	21.49	19.26	19.24
Exchange Rate as of	19.95	18.85
USD | Ecuador [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	21.49	19.26	19.24
Exchange Rate as of	19.95	18.85
USD | United States [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	21.49
Exchange Rate as of	19.95
Colombian peso [member] | Colombia [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colombian peso
Average Exchange Rate for	0.01	0.01	0.01
Exchange Rate as of	0.01	0.01
Nicaragua, Cordoba [member] | Nicaragua [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Cordoba
Average Exchange Rate for | C$ / $	0.63	0.58	0.62
Exchange Rate as of | C$ / $	0.57	0.56
Argentine peso [member] | Argentina [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Argentine peso
Average Exchange Rate for	0.31	0.41	0.73
Exchange Rate as of	0.24	0.31
Brazilian reais [member] | Brazil [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Reais
Average Exchange Rate for | R$ / $	4.18	4.89	5.29
Exchange Rate as of | R$ / $	3.84	4.68
Chilean peso [member] | Chile [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Chilean peso
Average Exchange Rate for	0.03	0.03	0.03
Exchange Rate as of	0.03	0.03
Euro [member]
Disclosure of significant accounting policies [line items]
Exchange Rate as of | $ / €	24.5213	21.1223		23.8326
Euro [member] | Euro Zone [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Euro (€)
Average Exchange Rate for | € / $	24.48	21.56	22.71
Exchange Rate as of | € / $	24.52	21.12
Peru, Nuevo Sol [member] | Peru [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Nuevo Sol
Average Exchange Rate for | S/ / $	6.15	5.77	5.85
Exchange Rate as of | S/ / $	5.51	5.68
Philippine peso [member] | Philippines [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Philippine peso
Average Exchange Rate for | ₱ / $	0.00	0.00	0.37
Exchange Rate as of | ₱ / $	0.00	0.00
Uruguay Peso en Unidades Indexadas (UPUI) [member] | Uruguay [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Uruguayan peso
Average Exchange Rate for	0.51	0.55	0.63
Exchange Rate as of	0.47	0.51